Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Revenues:
Revenue from contracts with customers	$ 21,363,775	$ 19,008,184
Other income	1,639,567	385,145
Total income	23,003,342	19,393,329
Expenses:
Costs of revenue	16,762,580	13,884,291
Amortization of intangible assets	15,813	16,211
Depreciation	910,671	680,013
Legal and professional expenses	386,622	833,079
Staffing expenses	844,098	633,979
Other operating expenses	2,643,948	2,267,265
Total expenses	21,563,732	18,314,838
Finance Income		19,123
Finance Cost	638,957	2,210,404
Profit before income tax	800,653	(1,112,790)
Income tax expense	147,479	523,047
(Loss)/profit for the year	653,174	(1,635,837)
(Loss)/profit attributable to:
Controlling interest	287,669	(2,348,103)
Non-controlling interest	365,505	712,266
Items that will not be reclassified to profit or loss
Reclassification of defined benefit obligation, net of tax	(957)	(1,400)
Items that may be reclassified subsequently to profit or loss
Exchange difference on foreign currency translation of subsidiaries, net of tax	82,351	216,022
Total comprehensive income/(Loss) for the year	734,568	(1,421,215)
Total comprehensive income/(Loss) attributable to:
Controlling interest	258,015	(2,190,732)
Non-controlling interest	$ 476,553	$ 769,517
Basic and diluted earnings per share
Basic (loss)/earning per common share (in Dollars per share)	$ 0.68	$ (2.67)
Basic weighted average number of shares outstanding (in Shares)	967,510	613,481
Diluted (loss)/earning per common share (in Dollars per share)	$ 0.68	$ (2.67)
Diluted weighted average number of common shares outstanding (in Shares)	967,510	613,481